STOCK-BASED COMPENSATION PLANS Restricted share plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) plan Rate shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 7,879	$ 3,754	$ 3,171
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 9 months 18 days	2 years 6 months	2 years 4 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in dollars) | $	$ 6,098	$ 4,477	$ 19,494
Unrecognized stock-based compensation cost (in dollars) | $	$ 9,346	$ 5,408	$ 6,838
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 7 months	1 year 7 months	1 year 4 months
Restricted Stock Plan 1 Year [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Treasury Based Restricted Stock Plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum | Rate	2.60%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	410,751
Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percent	0.3333
U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
Non-U.S. [Member] | Market Based Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	1
France [Member] | Restricted stock plan [Member] | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period	2 years